Financial assets at FVTOCI and AFS financial assets_Changes in gross carrying amount of financial assets at FVTOCI (Details)	6 Months Ended
	Jun. 30, 2018 KRW (₩)
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	₩ 12,874,209,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	5,075,597,000,000
Disposal and Redemption	(4,309,182,000,000)
Gain (loss) on valuation	12,884,000,000
Amortization on the effective interest method	(2,289,000,000)
Other increase (decrease)	87,610,000,000	[1]
Ending balance	13,738,829,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 1
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	12,843,997,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	5,075,597,000,000
Disposal and Redemption	(4,294,135,000,000)
Gain (loss) on valuation	12,874,000,000
Amortization on the effective interest method	(2,289,000,000)
Other increase (decrease)	87,610,000,000	[1]
Ending balance	13,723,654,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 2
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	30,212,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	0
Disposal and Redemption	(15,047,000,000)
Gain (loss) on valuation	10,000,000
Amortization on the effective interest method	0
Other increase (decrease)	0
Ending balance	15,175,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 3
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	0
Disposal and Redemption	0
Gain (loss) on valuation	0
Amortization on the effective interest method	0
Other increase (decrease)	0
Ending balance	₩ 0

[1]	Others consist of foreign currencies translation, etc.